S000017347 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	211 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.05%	0.99%	2.25%
Performance Inception Date	[1]				May 31, 2007
Bloomberg 7 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.51%	0.92%	2.00%
Performance Inception Date	[2]				May 31, 2007
Common Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.69%	0.73%	2.71%
Performance Inception Date					May 31, 2007
Common Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.69%	0.73%	2.71%
Performance Inception Date					May 31, 2007
Common Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.33%	1.33%	2.89%
Performance Inception Date					May 31, 2007

[1]
An index that measures the performance of the U.S. municipal bond market. It includes a diverse range of tax-exempt and taxable municipal bonds issued by state and local governments across the United States. The index is market-capitalization weighted and primarily consists of investment-grade bonds, providing investors with a snapshot of the overall performance of the municipal bond market.

[2]	An index designed to measure the performance of tax-exempt U.S. investment grade municipal bonds with remaining maturities between six and eight years.